Summary of Significant Accounting Policies - Restricted Cash (Details) - USD ($)	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Accounting Policies [Abstract]
Restricted cash	$ 105,000	$ 105,000	$ 0	$ 0